SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Weighted average	Dec. 31, 2013 Content and software Minimum	Dec. 31, 2013 Content and software Maximum	Dec. 31, 2013 Customer relationships Minimum	Dec. 31, 2013 Customer relationships Maximum	Dec. 31, 2013 Contracts with suppliers Minimum	Dec. 31, 2013 Contracts with suppliers Maximum	Dec. 31, 2013 Patents and licenses Minimum	Dec. 31, 2013 Patents and licenses Maximum	Dec. 31, 2013 Non-compete agreements Minimum	Dec. 31, 2013 Non-compete agreements Maximum	Dec. 31, 2013 Trade names and domain names Minimum	Dec. 31, 2013 Trade names and domain names Maximum
Intangible assets with definite lives
Estimated useful lives					10 months 24 days	15 years	7 years 3 months 18 days	1 year	10 years	1 year 1 month 6 days	15 years	10 months 24 days	5 years 10 months 24 days	3 years 4 months 24 days	7 years 1 month 6 days	1 year 1 month 6 days	3 years	8 years 8 months 12 days	10 years
Impairment of Long-lived Assets
Impairment losses in respect of goodwill	$ 0	0	0	0